Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012
Real estate:
Land and improvements	$ 58,448,721	$ 35,445,776
Buildings and improvements	272,446,492	133,638,280
Furniture, fixtures, and equipment	8,981,332	6,269,689
Gross investment in operating properties	339,876,545	175,353,745
Less accumulated depreciation	(11,977,890)	(6,862,007)
Net investment in operating properties	327,898,655	168,491,738
Land held for future development (including $1,497,353 and $0 of consolidated variable interest entity, respectively)	43,746,943	42,622,330
Operating properties held for sale	35,079,125	58,638,227
Net real estate assets	406,724,723	269,752,295
Other assets:
Investment in unconsolidated joint venture	2,449,491	2,581,789
Cash and cash equivalents (including $147,897 and $0 of consolidated variable interest entity, respectively)	6,794,174	4,898,048
Restricted cash and lender reserves	3,948,187	2,796,338
Deferred financing costs, net	3,434,330	2,166,209
Intangible assets, net	2,693,277	1,692,114
Due from related parties	778,031	870,567
Prepaid expenses and other assets	4,918,609	4,881,458
Assets held for sale	1,256,834	2,270,906
Total other assets	26,272,933	22,157,429
TOTAL ASSETS	432,997,656	291,909,724
LIABILITIES:
Indebtedness	253,755,806	133,245,422
Accrued interest payable	727,437	385,402
Accounts payable and accrued expenses	4,620,565	4,379,802
Dividends payable	1,240,036	138,066
Due to related parties	119,569	202,167
Security deposits and deferred rent	1,074,678	523,956
Payable for the redemption of noncontrolling interest		3,757,500
Acquisition consideration payable in preferred stock	294,000	3,674,315
Liabilities related to assets held for sale	30,303,861	53,161,251
TOTAL LIABILITIES	292,135,952	199,467,881
Commitments & contingencies
REDEEMABLE PREFERRED STOCK AND UNITS
Class A preferred stock; $0.01 par value; 423,326 shares authorized, 273,326 shares issued and outstanding at December 31, 2012		26,802,814
Noncontrolling interest - Operating Partnership - Preferred B and C units		19,400,338
STOCKHOLDERS' EQUITY:
Class A preferred stock; $0.01 par value; 423,326 shares authorized, 309,130 shares issued and outstanding at September 30, 2013	3,091
Common stock, $0.01 par value per share; 1,000,000,000 authorized; 11,468,665 and 4,717,345 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	114,687	47,174
Additional paid-in capital	163,783,248	73,560,482
Accumulated deficit	(42,326,926)	(37,959,620)
TOTAL STOCKHOLDERS' EQUITY - TRADE STREET RESIDENTIAL, INC.	121,574,100	35,648,036
Noncontrolling interests	19,287,604	10,590,655
TOTAL STOCKHOLDERS' EQUITY	140,861,704	46,238,691
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 432,997,656	$ 291,909,724